Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Major classes of property and equipment consisted of the following (in millions):

	December 31,
	2012	2011
Land	$387	$339
Retail site buildings	476	406
Equipment	560	535
Leasehold improvements	276	254
Other	135	130
Construction in progress	29	14
Property and equipment, at cost	1,863	1,678
Accumulated depreciation	(587)	(525)
Property and equipment, net	$1,276	$1,153